Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
20,620	iShares 20+ Year Treasury Bond ETF	$2,112,519	1.9
21,098	Schwab U.S. TIPS ETF	1,092,876	1.0

	Total Exchange-Traded Funds
	(Cost $3,997,738)	3,205,395	2.9

MUTUAL FUNDS: 96.3%
	Affiliated Investment Companies: 96.3%
3,032,037	Voya Intermediate Bond Fund - Class R6	25,711,671	23.7
1,590,000	Voya Large Cap Value Portfolio - Class R6	7,441,202	6.9
66,158	Voya Large-Cap Growth Fund - Class R6	2,646,985	2.4
488,671	Voya Limited Maturity Bond Portfolio - Class I	4,613,056	4.3
696,072	Voya MidCap Opportunities Portfolio - Class R6	2,735,563	2.5
264,485	Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,129,104	2.0
267,112	Voya Multi-Manager International Equity Fund - Class I	2,056,764	1.9
432,103	Voya Multi-Manager International Factors Fund - Class I	3,119,784	2.9
314,818	Voya Multi-Manager Mid Cap Value Fund - Class I	2,663,360	2.5
34,367	(1) Voya Small Cap Growth Fund - Class R6	1,069,724	1.0
175,101	(1) Voya Small Company Fund - Class R6	2,006,661	1.9
2,613,368	Voya U.S. Stock Index Portfolio - Class I	38,913,052	35.9
478,787	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,452,715	4.1
77,981	VY® T. Rowe Price Growth Equity Portfolio - Class I	4,682,776	4.3

	Total Mutual Funds
	(Cost $122,160,057)	104,242,417	96.3

	Total Investments in Securities (Cost $126,157,795)	$107,447,812	99.2
	Assets in Excess of Other Liabilities	825,479	0.8
	Net Assets	$108,273,291	100.0

(1)	Non-income producing security.

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,205,395	$–	$–	$3,205,395
Mutual Funds	104,242,417	–	–	104,242,417
Total Investments, at fair value	$107,447,812	$–	$–	$107,447,812
Other Financial Instruments+
Futures	712,277	–	–	712,277
Total Assets	$108,160,089	$–	$–	$108,160,089
Liabilities Table
Other Financial Instruments+
Futures	$(375,821)	$–	$–	$(375,821)
Total Liabilities	$(375,821)	$–	$–	$(375,821)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$11,576,825	$62,194	$(10,951,692)	$(687,327)	$-	$50,825	$361,701	$-
Voya Intermediate Bond Fund - Class R6	25,781,112	13,057,002	(8,651,379)	(4,475,064)	25,711,671	604,787	(925,624)	-
Voya Large Cap Value Portfolio - Class R6	5,816,856	9,072,329	(1,612,530)	(5,835,453)	7,441,202	-	(343,982)	4,839,015
Voya Large-Cap Growth Fund - Class R6	3,660,398	540,564	(484,673)	(1,069,304)	2,646,985	-	(78,732)	-
Voya Limited Maturity Bond Portfolio - Class I	2,855,360	2,703,387	(740,601)	(205,090)	4,613,056	42,500	(31,952)	-
Voya MidCap Opportunities Portfolio - Class R6	3,409,118	2,829,743	(1,245,227)	(2,258,071)	2,735,563	-	(785,281)	2,022,358
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,756,425	1,888,205	(1,908,546)	(606,980)	2,129,104	-	(608,547)	-
Voya Multi-Manager International Equity Fund - Class I	7,030,839	476,494	(4,276,915)	(1,173,654)	2,056,764	-	(598,761)	-
Voya Multi-Manager International Factors Fund - Class I	4,289,062	1,733,262	(1,887,755)	(1,014,785)	3,119,784	-	(292,677)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	3,715,491	163,277	(558,940)	(656,468)	2,663,360	-	(76,394)	-
Voya Small Cap Growth Fund - Class R6	-	1,247,823	(37,959)	(140,140)	1,069,724	-	(1,204)	27
Voya Small Company Fund - Class R6	-	2,493,342	(73,463)	(413,218)	2,006,661	-	(4,887)	-
Voya U.S. Bond Index Portfolio - Class I	5,719,247	51,996	(5,605,356)	(165,887)	-	23,379	(261,548)	-
Voya U.S. Stock Index Portfolio - Class I	53,435,261	12,122,943	(11,713,306)	(14,931,846)	38,913,052	21,866	(947,699)	3,817,981
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	5,929,659	(720,225)	(756,719)	4,452,715	47,363	(46,603)	238,252
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,382,074	2,720,744	(1,131,508)	(3,288,534)	4,682,776	-	(398,953)	954,037
	$136,428,068	$57,092,964	$(51,600,075)	$(37,678,540)	$104,242,417	$790,720	$(5,041,143)	$11,871,670

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

At September 30, 2022, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	25	12/16/22	$2,087,250	$(304,680)
U.S. Treasury 2-Year Note	15	12/30/22	3,080,859	(32,498)
U.S. Treasury Ultra Long Bond	8	12/20/22	1,096,000	(38,643)
			$6,264,109	$(375,821)
Short Contracts:
MSCI EAFE Index	(13)	12/16/22	(1,079,390)	118,732
S&P 500® E-Mini	(27)	12/16/22	(4,862,025)	593,545
			$(5,941,415)	$712,277

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $127,929,440.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$712,277
Gross Unrealized Depreciation	(20,857,449)

Net Unrealized Depreciation	$(20,145,172)